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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1996

Check here if Amendment [X]; Amendment Number:  4

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
Address:          1 Lafayette Place
                  Greenwich, CT 06830

13F File Number:  28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
Title:    Vice President of General Partner
Phone:    (203) 861-4600

Signature, Place, and Date of Signing:

 /s/ E.J. BIRD                              Greenwich, CT       August 14, 2000
--------------------------------      -----------------------   ---------------
          [Signature]                       [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:   $913,273
                                         (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  -------------- --------     --------    ------------------  ----------  --------  --------------------
                                                       VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS  CUSIP       (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  -------------- --------     --------    -------  ---  ----  ----------  --------  --------------------
American Express Co          Common     025816-10-9    67,518    1,513,000  SH             SOLE            1,513,000
Bandag Inc.                  Common     059815-10-0     1,733       36,100  SH             SOLE               36,100
Citicorp                     Common     173034-10-9   132,200    1,600,000  SH             SOLE            1,600,000
Dow Chemical  Co.            Common     260543-10-3    66,143      870,300  SH             SOLE              870,300
Fund Amern Enterprises
   Hldgs                     Common     360768-10-5    25,569      315,668  SH             SOLE              315,668
Federal Home Ln Mtg
   Corp. *                   Common     313400-30-1    33,996      397,610  SH             SOLE              397,610
Glendale Fed Bk Fed Svgs
   Bk CA                     Common     378507-50-3       605       32,700  SH             SOLE               32,700
Fleetwood Enterprises Inc.   Common     339099-10-3     7,260      234,200  SH             SOLE              234,200
International Business Machs Common     459200-10-1   109,761    1,108,700  SH             SOLE            1,108,700
Laboratory Corp. Amer. Hldgs Options    50540R-11-0        26       52,413  SH  Calls   DEFINED               52,413
Laboratory Corp. Amer. Hldgs Options    50540R-11-0       538    1,075,071  SH  Calls      SOLE            1,075,071
Laboratory Corp. Amer. Hldgs Common     50540R-10-2     2,938      393,408  SH          DEFINED              393,408
Laboratory Corp. Amer. Hldgs Common     50540R-10-2    20,739    2,776,880  SH             SOLE            2,776,880
Limited Inc.                 Common     532716-10-7     7,205      350,404  SH          DEFINED              350,404
Limited Inc.                 Common     532716-10-7    10,101      491,200  SH             SOLE              491,200
Jostens Inc.                 Common     481088-10-2    18,512      937,300  SH             SOLE              937,300
McKesson Corp.               Common     581556-10-7    96,398    2,024,100  SH             SOLE            2,024,100
Phelps Dodge Corp.           Common     717265-10-2    16,592      266,000  SH             SOLE              266,000
PS Group Inc.                Common     693624-10-8    16,476    1,198,270  SH             SOLE            1,198,270
Tupperware Corp.             Common     899896-10-4    13,727      324,900  SH             SOLE              324,900
Southern Pacific Rail Corp.  Common     843584-10-3    28,642    1,145,700  SH             SOLE            1,145,700
Walters Industries Inc.      Common     93317Q-10-5    18,098    1,751,064  SH          DEFINED            1,751,064
Wells Fargo & Co             Common     949740-10-4   240,308    1,006,000  SH             SOLE            1,006,000
* Short position in this security                     (21,812)    (255,110)

COLUMN TOTALS                           Grand Total   913,273